Cover	Sep. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2025
Entity File Number	333-262629
Entity Registrant Name	ATHENA BITCOIN GLOBAL
Entity Central Index Key	0001095146
Entity Tax Identification Number	87-0493596
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 SE 3rd Avenue Suite 2740
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(312)
Local Phone Number	690-4466
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false